PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Leasehold improvements	Machines and Equipment	Furniture and Office Equipment	Computers	Total

Cost
At January 1, 2025	76	1,162	70	102	1,410
Additions	-	-	-	-	-
Currency translation adjustments	10	167	10	15	202
At December 31, 2025	86	1,329	80	117	1,612

Accumulated depreciation
At January 1, 2025	33	965	46	98	1,142
Depreciation	10	118	8	4	140
Currency translation adjustments	5	140	6	14	165
At December 31, 2025	48	1,223	60	116	1,447
Net book value at December 31, 2025	38	106	20	1	165

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 4 - PROPERTY, PLANT AND EQUIPMENT, NET (CONT.):

	Leasehold improvements	Machines and Equipment	Furniture and Office Equipment	Computers	Total

Cost
At January 1, 2024	75	1,146	69	102	1,392
Additions	-	21	-	-	21
Currency translation adjustments	1	(5)	1	-	(3)
At December 31, 2024	76	1,162	70	102	1,410

Accumulated depreciation
At January 1, 2024	24	832	37	88	981
Depreciation	9	135	9	10	163
Currency translation adjustments	-	(2)	-	-	(2)
At December 31, 2024	33	965	46	98	1,142
Net book value at December 31, 2024	43	197	24	4	268